UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Consolidated Financial Statements FEG Absolute Access TEI Fund LLC Six Months Ended September 30, 2014 (unaudited)

FEG Absolute Access TEI Fund LLC

Consolidated Financial Statements

Six Months Ended September 30, 2014
(unaudited)

Includes the Financial Statements of FEG Absolute Access Fund LLC

FEG Absolute Access TEI Fund LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital

September 30, 2014
(unaudited)

Assets
Cash	$465,270
Investment in FEG Absolute Access Fund LLC, at fair value (cost $226,783,244)	257,459,461
Total assets	$257,924,731

Liabilities and members' capital
Capital withdrawals payable	$465,123
Withholding tax payable	239,167
Accounting and administration fees payable	40,031
Professional fees payable	17,082
Directors fees payable	10,000
Other liabilities	28,001
Total liabilities	799,404
Members' capital	257,125,327
Total liabilities and members' capital	$257,924,731

Components of members' capital
Capital contributions (net)	$228,102,310
Accumulated net investment loss	(8,348,196)
Accumulated net unrealized appreciation on investments	25,078,503
Accumulated net realized gain on investments	12,292,710
Members' capital	$257,125,327

Units outstanding and issued (unlimited units authorized)	220,972
Net Asset Value per unit	$1,163.61

See accompanying notes.

1

FEG Absolute Access TEI Fund LLC

Consolidated Statement of Operations

Six Months Ended September 30, 2014
(unaudited)

Investment loss allocated from FEG Absolute Access Fund LLC
Dividend income	$476
Expenses	(1,298,101)
Net investment loss allocated from FEG Absolute Access Fund LLC	(1,297,625)

Fund expenses
Withholding tax	145,000
Accounting and administration fees	59,228
Professional fees	24,268
Custodian fees	13,564
Directors fees	10,000
Other fees	20,000
Total Fund expenses	272,060

Net investment loss	(1,569,685)

Net realized and unrealized gain on investments allocated
from FEG Absolute Access Fund LLC
Net realized gain on investments	2,909,218
Net change in unrealized appreciation/(depreciation) on investments	4,641,747
Net realized and unrealized gain on investments	$7,550,965

See accompanying notes.

2

FEG Absolute Access TEI Fund LLC

Consolidated Statements of Changes in Members’ Capital

	Six Months Ended
	September 30, 2014	Year Ended
Operations:	(unaudited)	March 31, 2014
Net investment loss	$(1,569,685)	$(2,852,309)
Net realized gain on investments	2,909,218	5,606,603
Net change in unrealized appreciation/(depreciation)
on investments	4,641,747	8,993,799
Net change in members' capital from operations	5,981,280	11,748,093

Capital transactions:
Capital contributions	17,440,698	88,421,201
Capital withdrawals	(6,067,460)	(19,966,297)
Repurchase fee	–	3,311
Net change in members' capital from capital transactions	11,373,238	68,458,215

Net change in members' capital	17,354,518	80,206,308

Members' capital at beginning of period	239,770,809	159,564,501
Members' capital at end of period	$257,125,327	$239,770,809
Accumulated net investment loss	$(8,348,196)	$(6,778,511)

Units transactions:*
Units sold	15,137	79,192
Units redeemed	(5,243)	(18,332)
Net change in units	9,894	60,860

*	The Fund unitized on April 1, 2013 at a price of $1,062.22 per unit, and 150,218 units outstanding.

See accompanying notes.

3

FEG Absolute Access TEI Fund LLC

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2014
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$5,981,280
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash used in
operating activities:
Purchases of investments	(17,444,086)
Proceeds from sales of investments	6,315,005
Net investment loss allocated from FEG Absolute Access Fund LLC	1,297,625
Net realized gain on investments	(2,909,218)
Net unrealized appreciation/(depreciation) on investments	(4,641,747)
Changes in operating assets and liabilities:
Withholding tax payable	70,000
Professional fees payable	(53,371)
Accounting and administration fee payable	1,012
Other liabilities	6,949
Net cash used in operating activities	(11,376,551)

Financing activities
Proceeds from capital contributions	17,245,698
Payments for capital withdrawals	(7,522,635)
Net cash provided by financing activities	9,723,063

Net change in cash	(1,653,488)
Cash at beginning of period	2,118,758
Cash at end of period	$465,270

See accompanying notes.

4

FEG Absolute Access TEI Fund LLC

Consolidated Financial Highlights

	Six Months Ended September 30, 2014		Year Ended
	(unaudited)		March 31, 2014
Per Unit Operating Performances(1) (2):
Net Asset Value per unit, beginning of period	$1,135.93		$1,062.22
Income from investment operations:
Net investment loss	(5.67)		(5.98)
Net realized and unrealized gain on investments	33.35		79.69
Total change in per unit value from investment operations	27.68		73.71

Net Asset Value per unit, end of period	$1,163.61		$1,135.93

	Six Months Ended September 30, 2014		Year Ended March 31,
	(unaudited)		2014	2013	2012
Ratios to average Members' Capital(3):
Total expenses	1.27	%(4)	1.56%	1.39	1.39
Net investment loss	(1.27	%)(4)	(1.56)%	(1.39)%	(1.39)%

Total Return	2.44	%(5)	6.94%	8.24	(1.91)%
Portfolio turnover	3.17	%(5)	17.93%	7.96	8.84%
Members' Capital end of period (000's)	$257,125		$239,771	$159,565	$147,616

(1)	Selected data is for a single unit outstanding throughout the period.
(2)	Effective April 1, 2013, the Fund was unitized.
(3)	The ratios include the Fund's proportionate share of income and expenses allocated from FEG Absolute Access Fund LLC.
(4)	Annualized.
(5)	Not annualized.

See accompanying notes.

5

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014
(unaudited)

1. Organization

The FEG Absolute Access TEI Fund LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on January 20, 2011 and commenced operations on April 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Directors (the “Board”). The objective of the Fund is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. The Fund attempts to achieve its investment objective by investing all or substantially all of its assets in FEG Absolute Access TEI Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund in turn invests all or substantially all of its assets in ownership interests in FEG Absolute Access Fund LLC (“FEG Absolute Access Fund”). The Offshore Fund is interposed between the Fund and FEG Absolute Access Fund and serves as an intermediate entity so that any income generated by FEG Absolute Access Fund generally will not ultimately be recognized by Members (as defined below) as unrelated business taxable income (“UBTI”). The Fund owns 100% of the participating beneficial interests of the Offshore Fund. The Fund invests in FEG Absolute Access Fund through the Offshore Fund.  FEG Absolute Access Fund, a limited liability company organized under the laws of the State of Delaware, is also registered under the 1940 Act. FEG Absolute Access Fund is managed by FEG Investors, LLC (the “Investment Manager”), an investment manager registered under the Investment Advisers Act of 1940, as amended. FEG Absolute Access Fund’s Board of Directors (the “FEG Absolute Access Fund Board”) has overall responsibility for the management and supervision of FEG Absolute Access Fund’s operations. To the extent permitted by applicable law, the FEG Absolute Access Fund Board may delegate any of its respective rights, powers and authority to, among others, the officers of FEG Absolute Access Fund, any committee of the FEG Absolute Access Fund Board, or the Investment Manager. Units of limited liability company interest (“Units”) of the Fund are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the “Administrator”). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

6

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014 (continued)
(unaudited)

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Calculation of Members’ Capital and Net Asset Value per Unit

The Fund calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Fund values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Fund equals the value of the total assets of the Fund less liabilities, including accrued fees and expenses, each determined as of the date the Fund’s Members’ capital is calculated. The net asset value per unit equals Members’ capital divided by Units outstanding.

Short-Term Investments

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value.

Investments in Portfolio Funds

The Fund values the investments in FEG Absolute Access Fund based on the ownership interests of FEG Absolute Access Fund’s net asset value allocated to the Fund. FEG Absolute Access Fund values its investments at fair value.

In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

7

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014 (continued)
(unaudited)

2. Significant Accounting Policies (continued)

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Fair value of investments in pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”) with the ability to redeem within one quarter of the measurement date.

•	Level 3 – Fair value of investments in Portfolio Funds that do not have the ability to redeem within one quarter of the measurement date.

FEG Absolute Access Fund, in which the Fund invests, is considered a Level 3 security.  The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1, 2 or 3 as of September 30, 2014.

Allocations from FEG Absolute Access Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from FEG Absolute Access Fund.

Investment Income and Expenses

Dividend income is accrued as it is earned. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Because the Fund bears its proportionate share of the management fees of FEG Absolute Access Fund, the Fund pays no direct management fee to the Investment Manager.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for all open tax years, which include years ended December 31, 2011 through December 31, 2013, and has concluded that as of September 30, 2014, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and

8

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014 (continued)
(unaudited)

2. Significant Accounting Policies (continued)

penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the Statement of Operations.

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2014 for which Members’ interests were effective October 1, 2014. Capital contributions received in advance do not participate in the earnings of the Fund until such interests are effective.  There were no capital contributions received in advance as of September 30, 2014. Capital withdrawals are comprised of requests for withdrawals that were effective on September 30, 2014 but were paid subsequent to period-end.

Consolidated Financial Statements

The Consolidated Statement of Assets, Liabilities and Members’ Capital, Statement of Operations, Statement of Changes in Members’ Capital, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of the Offshore Fund. All significant intercompany accounts and transactions have been eliminated in consolidation.

3. Management Fee and Related Party Transactions

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives a fee of $2,500 per quarter. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Director fees totaled $10,000 for the six months ended September 30, 2014, of which $10,000 was payable at September 30, 2014.

4. Members’ Capital

In accordance with the Fund’s Amended and Restated Limited Liability Company Operating Agreement (the “Operating Agreement”), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

9

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014 (continued)
(unaudited)

4. Members’ Capital (continued)

No Member will have the right to require the Fund to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. However, because all or substantially all of the Fund’s assets will be invested in FEG Absolute Access Fund (through its investment in the Offshore Fund), the Fund generally will find it necessary to liquidate a portion of its FEG Absolute Access Fund Units (via the Offshore Fund) in order to satisfy repurchase requests. Because FEG Absolute Access Fund’s Units may not be transferred, the Fund may withdraw a portion of its FEG Absolute Access Fund Units only pursuant to repurchase offers by FEG Absolute Access Fund. Therefore, the Fund does not expect to conduct a repurchase offer for Units unless FEG Absolute Access Fund contemporaneously conducts a repurchase offer for FEG Absolute Access Fund Units.

In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend to the FEG Absolute Access Fund Board that FEG Absolute Access Fund repurchases FEG Absolute Access Fund Units from members twice a year, effective as of June 30th and December 31st each year.

The repurchase amount will be determined by the FEG Absolute Access Fund Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of FEG Absolute Access Fund’s outstanding Units.

FEG Absolute Access Fund will make repurchase offers, if any, to all holders of FEG Absolute Access Fund Units, including the Fund (through its investment in the Offshore Fund). The Fund does not expect to make a repurchase offer that is larger than the portion of FEG Absolute Access Fund’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on FEG Absolute Access Fund’s repurchase offers.

Subject to the considerations described above, the aggregate value of Units to be repurchased at any time will be determined by the Board in its sole discretion, and such amount may be stated as a percentage of the value of the Fund’s outstanding Units. Therefore, the Fund may determine not to conduct a repurchase offer at a time that FEG Absolute Access Fund conducts a repurchase offer. The Fund may also elect to repurchase less than the full amount that a Member requests to be repurchased. If a repurchase offer is oversubscribed by Members, the Fund will repurchase only a pro rata portion of the Units tendered by each Member.

10

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014 (continued)
(unaudited)

4. Members’ Capital (continued)

The Board also will consider the following factors, among others, in making such determination: (i) whether FEG Absolute Access Fund is making a contemporaneous repurchase offer for FEG Absolute Access Fund Units, and the aggregate value of FEG Absolute Access Fund Units that FEG Absolute Access Fund is offering to repurchase; (ii) the liquidity of the assets of the applicable fund; (iii) the investment plans and working capital requirements of the applicable fund; (iv) the relative economies of scale with respect to the size of the applicable fund; (v) the history of the applicable fund in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

The Operating Agreement and the FEG Absolute Access Fund Operating Agreement each provides that the respective entity will be dissolved if any Member that has submitted a written request, in accordance with the terms of the applicable Operating Agreement, to tender all of such Member’s Units or FEG Absolute Access Fund’s Units, as applicable, for repurchase by the applicable fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period). Such a dissolution of the FEG Absolute Access Fund would likely result in a determination to dissolve the Fund.

When the Board determines that the Fund will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the “Repurchase Request Deadline”). FEG Absolute Access Fund is expected to employ substantially similar procedures in connection with the repurchase of FEG Absolute Access Fund’s Units.

For Members tendering all of their Units in the Fund, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Fund may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

11

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014 (continued)
(unaudited)

4. Members’ Capital (continued)

Members who tender a portion of their Units in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Units in the Fund, the value of such Units being repurchased will be determined on the Full Repurchase Valuation Date. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds (through the Fund’s investment in FEG Absolute Access Fund (via the Offshore Fund)), whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 2.00% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Fund does not intend to impose any charges on the repurchase of Units.

If Members request that the Fund repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

12

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014 (continued)
(unaudited)

4. Members’ Capital (continued)

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

5. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Exemptive Relief

On August 22, 2014, the Fund submitted an exemptive application to the Securities and Exchange Commission (the “SEC”) to permit the Fund to offer multiple classes of units of limited liability company interests (the “Exemptive Application”).  The Exemptive Application was submitted to the SEC in conjunction with the proxy statement sent to Members of the Fund requesting approval of a Second Amended and Restated Limited Liability Company Operating Agreement (the “Proxy”) and the Fund’s registration statement under the Securities Act of 1933 (the “1933 Act”), each of which are discussed in Note 7 (“Subsequent Events”).  If the relief requested in the Exemptive Application is granted, Members approve the Proxy, and the Fund’s registration under the Securities Act is granted, the Fund will offer multiple classes of Units.

7. Subsequent Events

At a meeting of the Board held on August 18, 2014, the Board approved a Second Amended and Restated Limited Liability Company Operating Agreement (the “Restated LLC Agreement”) for the Fund that would: (a) allow the Fund to elect to be classified, for purposes of U.S. federal income tax, as a corporation that intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”); and (b) permit the creation of multiple classes of Units, with each proposal subject to approval by the Members of the Fund. If approved, the proposed changes will result in the dissolution of the Offshore Fund, and the Fund will directly invest in FEG Absolute Access Fund. The Board also approved the filing of a registration statement to allow the Fund to register interests under the 1933 Act. Additionally, the Board approved the name change of the Fund from FEG Absolute Access TEI Fund LLC to FEG Absolute Access Fund I LLC, contingent upon the Fund receiving an exemptive order from the SEC and the Fund’s proposed Restated LLC Agreement being approved by its Members at a special meeting of Members to be held on or about December 12. Additional details regarding the special meeting are contained in the Fund’s proxy statement which was filed with the SEC on October 30, 2014 and subsequently

13

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements
September 30, 2014 (continued)
(unaudited)

7. Subsequent Events (continued)

mailed to Members in advance of the special meeting.

On October 23, 2014, the Fund filed a registration statement with the SEC in order to register Units under the 1933 Act. As of the date the financial statements were issued, the SEC had not declared the registration statement under the 1933 Act effective.

Management evaluated subsequent events through the date the financial statements were issued, and determined that, other than the events noted above, there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

14

FEG Absolute Access TEI Fund LLC

Other Information
(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the FEG Absolute Access Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the FEG Absolute Access Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings, which includes securities held by the FEG Absolute Access Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

15

Financial Statements FEG Absolute Access Fund LLC Six Months Ended September 30, 2014 (unaudited)

FEG Absolute Access Fund LLC

Financial Statements

 Six Months Ended September 30, 2014
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	4
Statements of Changes in Members’ Capital	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Other Information	19

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2014
(unaudited)

Assets
Cash	$733,275
Short-term investments (cost $470,849)	470,849
Investments in Portfolio Funds, at fair value
(cost $282,097,474)	333,768,989
Portfolio Funds purchased in advance	4,000,000
Receivable for Portfolio Funds sold	590,552
Other assets	12
Total assets	$339,563,677

Liabilities and members’ capital
Capital contributions received in advance	$4,165,000
Capital withdrawals payable	323,698
Management fee payable	239,467
Professional fees payable	133,502
Accounting and administration fees payable	82,129
Directors fees payable	10,000
Line of credit fees payable	3,671
Other liabilities	123,618
Total liabilities	5,081,085
Members’ capital	334,482,592
Total liabilities and members’ capital	$339,563,677

Components of members’ capital
Paid-in capital	$278,320,982
Accumulated net investment loss	(11,911,378)
Accumulated net realized gain on investments	16,401,473
Accumulated net unrealized appreciation on investments	51,671,515
Members’ capital	$334,482,592

Units outstanding and issued (unlimited units authorized)	266,056
Net Asset Value per unit	$1,257.19

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2014
(unaudited)

	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (9)	Redemption Notice Period (9)

Investments in Portfolio Funds:(1)
United States:
Multi-Strategy: (11)
Absolute Return Capital Partners, L.P.	$12,426,792	$11,267,087	3.4%	Monthly	15 days
AG Super Fund, L.P.(2)	12,308,154	16,807,391	5.0	Annually (3)	60 days
BlueTrend Fund, L.P.	12,500,000	13,110,894	3.9	Monthly	60 days
Canyon Value Realization Fund, L.P.(2)	12,493,025	17,727,822	5.3	Annually (3)	90 days
Claren Road Credit Partners, L.P.	17,914,370	19,636,984	5.9	Quarterly (3)	45 days
CVI Global Value Fund A, L.P.(2)	1,416,676	3,672,877	1.1	Quarterly (4)	120 days
Davidson Kempner Partners, L.P.	9,054,606	12,041,653	3.6	Semi-Annually	65 days
Elliott Associates, L.P.	17,412,055	23,666,000	7.1	Semi-Annually (4)	60 days
Eton Park Fund, L.P.(2)	15,439,310	18,464,476	5.5	Quarterly (3)	65 days
Farallon Capital Partners, L.P.(2)	17,060,570	20,250,000	6.0	Annually (3)	45 days
Fir Tree Capital Opportunity Fund, L.P.	17,850,400	23,033,228	6.9	Annually (3)	90 days
Graham Global Investment Fund I SPC, Ltd.	14,878,562	16,475,515	4.9	Monthly	3 days
GSO Special Situations Fund, L.P.(2)	291,170	454,625	0.1	Semi-Annually (3)	90 days
HBK Multi-Strategy Fund, L.P.	13,497,263	17,785,474	5.3	Quarterly	90 days
Highfields Capital II, L.P. (2)	8,747,189	13,223,100	3.9	Annually (4)	60 days
Kepos Alpha Fund, L.P.	9,000,000	9,409,357	2.8	Quarterly (10)	65 days
LibreMax SL Fund, L.P.	11,500,000	12,382,280	3.7	Not Permitted	N/A
MKP Opportunity Partners, L.P.	10,500,000	10,398,961	3.1	Monthly	60 days
OZ Asia Domestic Partners, L.P.	14,000,000	14,278,163	4.3	Quarterly (5)	30 days
Rimrock High Income PLUS (QP) Fund, L.P.	20,000,000	20,958,740	6.3	Quarterly (4)	120 days
Stark Investments, L.P. (2)(6)	36,193	8,374	0.0	Quarterly	N/A
Stark Investments, L.P. - Class A (2)(7)	174,846	183,534	0.1	Quarterly	N/A
Stark Investments, L.P. - Class B (2)	173,051	296,771	0.1	Quarterly	N/A
Strategic Value Restructuring Fund, L.P.	15,999,612	17,998,632	5.4	Annually (3)	95 days
Taconic Opportunity Fund, L.P.	17,423,630	20,237,051	6.1	Quarterly	60 days
Total Investments in Portfolio Funds	$282,097,474	$333,768,989	99.8%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

September 30, 2014
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital

Short-Term Investments:
Money Market Fund:
Federated Prime Obligations Fund #10, 0.02% (8)	$470,849	$470,849	0.1%
Total Investments in Portfolio Funds
and Short-Term Investments	$282,568,323	$334,239,838	99.9%

Other assets less liabilities		242,754	0.1%

Members’ capital		$334,482,592	100.0%

(1)	Non-income producing.
(2)	All or a portion of these investments are held in side-pockets.
(3)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(4)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(5)	Withdrawals from this portfolio fund are permitted after a one-year and a quarter lockup period from the date of the initial investment.
(6)	Does not include holdback at cost of $555,498, included in receivable for Portfolio Funds sold in Statement of Assets, Liabilities and Members' Capital.
(7)	Does not include holdback at cost of $1,459, included in receivable for Portfolio Funds sold in Statement of Assets, Liabilities and Members' Capital.
(8)	The rate shown is the annualized 7-day yield as of September 30, 2014.
(9)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(10)
In addition to quarterly withdrawals, monthly withdrawals are also permitted from the Portfolio Fund at a limited amount of 33% of the net asset value held by a shareholder subject to a 0.20% redemption fee on the proceeds.

(11)
Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage and other event-driven strategies.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2014
(unaudited)

Investment income
Dividend income	$626

Expenses
Management fees	1,402,263
Accounting and administration fees	156,429
Professional fees	63,540
Line of credit fees	49,444
Custodian fees	19,879
Directors fees	10,000
Line of credit interest expense	3,882
Total expenses	1,705,437
Net investment loss		$(1,704,811)

Net realized and unrealized gain on investments
Net realized gain on investments	3,837,348
Net change in unrealized appreciation/(depreciation)
on investments	6,122,610
Net realized and unrealized gain on investments		9,959,958
Net increase in members' capital resulting
from operations		$8,255,147

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended
	September 30, 2014	Year Ended
Operations:	(unaudited)	March 31, 2014
Net investment loss	$(1,704,811)	$(2,884,728)
Net realized gain on investments	3,837,348	7,923,973
Net change in unrealized appreciation/(depreciation)
on investments	6,122,610	12,711,195
Net change in members' capital resulting from operations	8,255,147	17,750,440

Capital transactions:
Capital contributions	25,069,015	96,283,577
Capital withdrawals	(13,011,859)	(32,093,869)
Net change in members' capital from capital transactions	12,057,156	64,189,708

Net change in members' capital	20,312,303	81,940,148

Members' capital at beginning of period	314,170,289	232,230,141
Members' capital at end of period	$334,482,592	$314,170,289
Accumulated net investment loss	$(11,911,378)	$(10,206,567)

Units transactions:*
Units sold	20,208	80,153
Units redeemed	(10,415)	(27,329)
Net change in units:	9,793	52,824

*	The Fund unitized on April 1, 2013 at a price of $1,141.52 per unit, and 203,439 units outstanding.

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2014
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$8,255,147
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash used in
operating activities:
Purchases of investments in Portfolio Funds	(21,868,056)
Proceeds from sales of investments in Portfolio Funds	10,632,071
Net realized gain on investments in Portfolio Funds	(3,837,348)
Net change in unrealized (appreciation)/depreciation
on investments in Portfolio Funds	(6,122,610)
Changes in operating assets and liabilities:
Short-term investments	332,388
Other assets	29
Management fee payable	(184,772)
Professional fees payable	(72,336)
Accounting and administration fee payable	6,036
Directors fee payable	1,666
Line of credit fee payable	(763)
Other liabilities	(17,371)
Net cash used in operating activities	(12,875,919)

Financing activities
Proceeds from capital contributions	25,718,240
Payments for capital withdrawals	(13,832,500)
Net cash provided by financing activities	11,885,740

Net change in cash	(990,179)
Cash at beginning of period	1,723,454
Cash at end of period	$733,275

Supplemental disclosure of interest paid	$3,882

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Six Months Ended
	September 30, 2014	Year Ended
	(unaudited)	March 31, 2014
Per Unit Operating Performances(1) (2):
Net Asset Value per unit, beginning of period	$1,225.97	$1,141.52
Income from investment operations:
Net investment loss	(4.94)	(3.84)
Net realized and unrealized gain on investments	36.16	88.29
Total change in per unit value from investment operations	31.22	84.45

Net Asset Value per unit, end of period	$1,257.19	$1,225.97

	Six Months Ended September 30, 2014		Year Ended March 31,
	(unaudited)		2014	2013	2012	2011	2011
Ratios to average Members' Capital(3):
Total expenses	1.05	%(4)	1.12%	1.21%	1.14%	0.70%	1.29%
Net investment loss	(1.05	%)(4)	(1.12%)	(1.21%)	(1.14%)	(0.70%)	(1.29)%

Total Return	2.55	%(5)	7.40%	8.26%	(1.89%)	8.43%	31.43%
Portfolio turnover	3.17	%(5)	17.93%	7.96%	8.84%	5.67%	4.51%
Members' Capital end of period (000's)	$334,483		$314,170	$232,230	$241,336	$170,064	$76,760

(1)	Selected data is for a single unit outstanding throughout the period.
(2)	Effective April 1, 2013, the Fund was unitized.
(3)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.
(4)	Annualized.
(5)	Not annualized.

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the “Fund”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Fund registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Fund’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Fund. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Pursuant to a sub-advisory agreement with the Investment Manager and the Fund, InterOcean Capital, LLC, an investment adviser registered under the Advisers Act, serves as the Fund’s sub-adviser (in such capacity, the “Sub-Adviser”). The Sub-Adviser participates by appointing a member of the Investment Manager’s investment policy committee, thereby assisting in oversight of the Fund’s investments, making Portfolio Fund Manager (as defined below) selection and termination recommendations and approving significant and strategic asset allocation changes.

The Fund’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. The Fund was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Fund by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

Units of limited liability company interest (“Units”) of the Fund are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the “Administrator”). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Calculation of Members’ Capital and Net Asset Value per Unit

The Fund calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Fund values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Fund equals the value of the total assets of the Fund less liabilities, including accrued fees and expenses, each determined as of the date the Fund’s Members’ capital is calculated. The net asset value per unit equals Members’ capital divided by Units outstanding.

Short-Term Investments

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value.

Investments in Portfolio Funds

The Fund values its investments in Portfolio Funds at fair value, which generally represents the Fund’s pro rata interest in the Members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months September 30, 2014, the aggregate cost of purchases and proceeds from sales of investments were $22,868,056 and $10,167,440, respectively.

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in an investment fund may provide. Should the Fund seek to liquidate its investments in the Side-Pockets, the Fund might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. At September 30, 2014, ten of the Portfolio Funds had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets at September 30, 2014 was $3,496,660 and represented 1.05% of total Members’ capital.

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Fair value of investments in Portfolio Funds with the ability to redeem within one quarter of the measurement date.

•	Level 3 – Fair value of investments in Portfolio Funds that do not have the ability to redeem within one quarter of the measurement date.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

2. Significant Accounting Policies (continued)

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

The investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement date or if the investments are redeemable within one quarter of the measurement date, subject to further lockups and liquidity provisions, and in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable within one quarter under the normal operating protocols of the Portfolio Funds’ agreements.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Portfolio Funds	$–	$110,346,532	$223,422,457	$333,768,989
Short-term investments	470,849	–	–	470,849
Total	$470,849	$110,346,532	$223,422,457	$334,239,838

The Schedule of Investments categorizes the aggregate fair value of the Fund’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1 or 2 as of September 30, 2014. Investments are transferred between Level 2 and Level 3 when the investment can be liquidated within one quarter or due to changes in Side-Pockets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

2. Significant Accounting Policies (continued)

Investments in Portfolio Funds

Balance as of March 31, 2014	$219,600,589
Realized gain (loss)	789,921
Net change in unrealized appreciation/(depreciation)	5,417,902
Purchases	9,743,056
Sales	(1,336,847)
Net transfers in to Level 3	16,309
Net transfers out of Level 3	(10,808,473)
Balance as of September 30, 2014	$223,422,457

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend dates.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for all open tax years, which include the years ended December 31, 2011 through December 31, 2013, and has concluded that as of September 30, 2014, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the Statement of Operations.

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2014 for which Members’ interests were effective October 1, 2014. Capital contributions received in advance do not participate in the earnings of the Fund until such interests are effective.  There was a total of $4,165,000 in capital contributions received in

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

2. Significant Accounting Policies (continued)

advance as of September 30, 2014. Capital withdrawals are comprised of requests for withdrawals that were effective on September 30, 2014 but were paid subsequent to period-end.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Fund has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s agreement.

The Portfolio Funds in which the Fund has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statements of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective statements of financial condition. However, due to the nature of the Fund’s interest in these investment entities, the Fund’s risk with respect to such transactions is limited to its investment in each Portfolio Fund.

The Fund is also subject to liquidity risks, including the risk that the Fund may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Fund to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

3. Investments in Portfolio Funds (continued)

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of Members’ capital, and incentive allocations that typically range between 10% and 30% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ agreements.

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Fund a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Fund’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Fund made other than at the beginning of a month. The Management Fee totaled $1,402,263 for the six months ended September 30, 2014, of which $239,467 was payable at September 30, 2014.

The Investment Manager, not the Fund, pays the Sub-Adviser a monthly fee equal to 10% of the Management Fee received by the Investment Manager from the Fund pursuant to the Investment Management Agreement as of the end of each calendar month.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives a fee of $2,500 per quarter. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Director fees totaled $10,000 for the six months ended September 30, 2014, of which $10,000 was payable at September 30, 2014.

At September 30, 2014, FEG Absolute Access TEI Fund LLC (investing in the Fund via FEG Absolute Access Fund LDC, a Cayman Island limited duration company), an affiliated investment company of the Fund registered under the 1940 Act, owned 76.97% of the Fund’s outstanding Units, with a value of $257,459,461.

5. Members’ Capital

In accordance with the Fund’s Amended and Restated Limited Liability Company Operating Agreement (the “Operating Agreement”), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional contributions

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

5. Members’ Capital (continued)

from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Fund’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Fund repurchase Units; (ii) the liquidity of the Fund’s assets; (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

The Fund’s Operating Agreement provides that the Fund will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Fund will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Fund, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Fund may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

5. Members’ Capital (continued)

valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Units in the Fund, the value of such Units being repurchased will be determined on the Full Repurchase Valuation Date. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds, whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 2.00% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Fund does not intend to impose any charges on the repurchase of Units.

If Members request that the Fund repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

5. Members’ Capital (continued)

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

6. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Fund entered into a $20 million credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the facility, while the interest rate charged on borrowings is the 1-month London Interbank Offer Rate plus a spread of 200 basis points (2.00%). The average interest rate and the average daily loan balance for the 13 days the Fund had outstanding borrowings were 2.15% and $5,000,000, respectively, for the six months ended September 30, 2014. At September 30, 2014, the unused amount of the LOC was $20,000,000.

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts and demand deposits and time deposits.

The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Fund upon at least 30 days’ prior written notice to the lender, or (iii) the first anniversary of the Closing Date.

8. Subsequent Events

At a meeting held on August 18, 2014, the Board approved a proxy statement to solicit Members’ votes on a proposed amended and restated limited liability company operating agreement (the “Proposal”) for FEG Absolute Access TEI Fund LLC (the “TEI Fund”) at a meeting to be held on or about December 12, 2014.  If members of the TEI Fund approve the Proposal, the TEI Fund will elect to be taxed as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).  The Proposal would also permit the TEI Fund to offer multiple classes of units,

FEG Absolute Access Fund LLC

Notes to Financial Statements
 September 30, 2014 (continued)
(unaudited)

8. Subsequent Events (continued)

contingent upon the TEI Fund receiving corresponding exemptive relief and having its registration statement filed with the SEC on October 23, 2014, under the Securities Act of 1933, as amended (the “1933 Act”) declared effective.  If the TEI Fund’s members approve the Proposal, the TEI Fund’s registration statement is declared effective, and the TEI Fund receives exemptive relief from the SEC, FEG Absolute Access TEI Fund LDC, a Cayman Islands limited duration company that is the sole investment vehicle for the TEI Fund and invests all of its assets in the Fund, will be dissolved, and the TEI Fund will invest its assets directly in the Fund.

Management evaluated subsequent events through the date the financial statements were issued, and, other than the event described above, determined that there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

FEG Absolute Access Fund LLC

Other Information
(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management and Sub-Advisory Agreements

At a meeting of the Board of the Fund held on May 12, 2014, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved the continuation of the investment management agreement (the “Investment Management Agreement”)  between the Investment Manager and the Fund and the sub-advisory agreement among the Investment Manager, Sub-Adviser and the Fund (the “Sub-Advisory Agreement”, and together with the Investment Management Agreement, the “Advisory Agreements”).

In advance of the meeting, the Directors requested and received extensive materials from the Investment Manager and Sub-Adviser to assist them in considering the approval of the Advisory Agreements. The materials provided by the Investment Manager and Sub-Adviser contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager and Sub-Adviser. The Board then met in executive session with the counsel to the Fund for a full review of the materials. Following this session, the meeting reconvened and after further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager, Sub-Adviser and their affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Investment Manager, Sub-Adviser and their affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; (9) the allocation of total fees between the Investment Manager and Sub-Adviser with respect to the Fund; and (10) possible conflicts of interest that the Investment Manager and Sub-Adviser may have with respect to the Fund.   It was noted that the Sub-Adviser does not perform similar services for other clients.

The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager and Sub-Adviser to the Fund are appropriate and consistent with the terms of the Fund’s Limited Liability Company Operating Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Fund is likely to benefit from the Investment Manager’s and Sub-Adviser’s management of the Fund’s investment program.

The Board noted that the Fund had outperformed the HFRI Fund of Funds Composite Index for the 1-, 2-, 3- and 5-year time periods.

The Board also concluded that the Investment Manager and Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Fund.  The Board reviewed the financial statements of the Investment Manager.  In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager, Sub-Adviser and their affiliates.  The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds.  The Board also concluded that the overall expense ratios of the Fund were reasonable, taking into account the projected size of the Fund and the quality of services provided by the Investment Manager.

The Board considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund’s assets grow.

The Board considered all factors and no one factor alone was deemed dispositive.    After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement and Sub-Advisory Agreement.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board of Directors of the Fund concluded that the compensation and other terms of the Advisory Agreements were in the best interests of the Fund’s Members.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	DECEMBER 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	DECEMBER 8, 2014

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 8, 2014

* Print the name and title of each signing officer under his or her signature.